Gain/ (Loss) per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Effect of dilutive potential shares	323,664,000	0	0
Potential dilutive shares excluded computation of earnings per share		331,761	344,472